Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stock-based Compensation
Summary of assumptions on the date of grant to estimate the fair value of the stock options in the Black-Scholes option-pricing model

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021(1)	2020	2021
Estimated dividend yield	0%	—	0%	0%
Expected share price volatility (weighted average and range, if applicable)	91.6%	—	91.4% (89.4% to 91.6%)	91.4% (91.0% to 92.1%)
Risk-free interest rate (weighted average and range, if applicable)	0.34%	—	0.40% (0.34% to 0.75%)	0.68% (0.62% to 1.02%)
Expected term of options (in years)	6.0	—	6.0	6.0

	Year Ended December 31,
	2019	2020
Estimated dividend yield	0%	0%
Expected share price volatility	70.1%-87.7%	89.4% - 91.6%
Risk-free interest rate	1.76% - 2.46%	0.34% - 0.75%
Expected term of options (in years)	6.00	6.00

Summary of stock-based compensation expense included in the statements of operations and comprehensive loss

	Three Months Ended September 30,		Nine Months Ended September 30,
($ in thousands)	2020	2021	2020	2021
Research and development	$308	$486	$781	$1,837
General and administrative	862	1,391	2,685	5,498
Total	$1,170	$1,877	$3,466	$7,335

	December 31,	September 30,
($ in thousands)	2020	2021
Unrecognized share-based compensation cost	$5,789	$12,480
Expected weighted average period compensation costs to be recognized (years)	1.7	2.1

	Year Ended December 31,
($ in thousands)	2019	2020
Research and development	$914	$1,135
General and administrative	3,543	3,559
Total	$4,457	$4,694

	As of December 31,
($ in thousands)	2019	2020
Unrecognized share-based compensation cost	$7,919	$5,789
Expected weighted average period compensation costs to be recognized (years)	1.8	1.7

Summary of option activity

			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average Exercise	Contractual Term	Intrinsic Value
	Number of Shares	Price Per Share	(years)	(in thousands)
Options outstanding at December 31, 2020	4,813,262	$6.04	6.6	$20,422
Granted	1,838,029	$10.28
Exercised	(188,006)	$2.97
Forfeited	(63,397)	$7.87
Options outstanding at September 30, 2021	6,399,888	$7.33	6.6	$26,705
Vested and exercisable, September 30, 2021	4,092,342	$5.74	5.1	$23,345
Vested and expected to vest, September 30, 2021	6,399,888	$7.33	6.6	$26,705

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average Exercise	Contractual Term	Intrinsic Value
	Shares	Price Per Share	(years)	(in thousands)
Options outstanding at December 31, 2018	5,638,773	$4.69	7.4	$21,354
Granted	621,031	8.49
Exercised	(620,831)	1.97
Forfeited	(418,737)	7.62
Options outstanding at December 31, 2019	5,220,236	$5.22	6.5	$17,044
Granted	480,856	9.79
Exercised	(195,239)	1.55
Forfeited	(692,591)	3.76
Options outstanding at December 31, 2020	4,813,262	$6.04	6.6	$20,422
Vested and exercisable, December 31, 2020	3,392,302	$4.99	5.9	$17,925
Vested and expected to vest, December 31, 2020	4,813,262	$6.04	6.6	$20,422